Note 9 - Deferred Income (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 9 - Deferred Income (Details) [Line Items]
Deferred Revenue, Current	$ 4,954,193	$ 6,711,945
Time and Bareboat Deferred Revenue [Member]
Note 9 - Deferred Income (Details) [Line Items]
Deferred Revenue, Current	$ 5,423,533	$ 7,064,756